Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Goodwill [Line Items]
Impairment loss on goodwill	¥ 0	¥ 81,372	[1]	¥ 0
Goodwill	472	474		78,523
Wholesale Segment [Member]
Goodwill [Line Items]
Impairment loss on goodwill	0	81,372	[1]
Goodwill	¥ 0			¥ 78,050

[1]	For the year ended March 31, 2019, Nomura recognized impairment losses on goodwill of ¥81,372 million within the Wholesale segment. Nomura performed an impairment test based on Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31, 2019 was ¥nil. These impairment losses were recorded within Non-interest expense—Other in the consolidated statements of income. The fair values were determined based on a DCF method.